INVENTORIES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 6. INVENTORIES

Inventories consist of finished goods for the Company’s product lines. Cost-of-goods sold are calculated using the average costing method. Inventory costs include direct materials, direct labor and cost of freight. The Company reviews its inventory periodically to determine net realizable value and considers product upgrades in its periodic review of realizability. The Company writes down inventory, if required, based on forecasted demand and technological obsolescence. These factors are impacted by market and economic conditions, technology changes and new product introductions and require estimates that may include uncertain elements. Inventories consist of the following:

	December 31,	December 31,
	2013	2012
Finished Goods	$-	$256,714